Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 29, 2023	Jan. 30, 2022	Jan. 31, 2021	Feb. 02, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	SCT Total for PEO ($) (1)			CAP to PEO ($) (2)					Value of Initial $100 Investment: (3)
Year	Chris Morris	Kevin Sheehan	Brian Jenkins	Chris Morris	Kevin Sheehan	Brian Jenkins	Average SCT Total for Non-PEO NEOs ($) (1)	Average CAP to Non-PEO NEOs ($) (2)	Company TSR ($)	Peer Group TSR ($)	Net Income (Loss) ($ millions)	Adjusted EBITDA ($ millions) (4)
2023	$2,298,273	$—	$—	$7,279,388	$—	$—	$1,076,444	$2,113,379	$124.98	$114.30	$126.9	$555.6
2022	$12,783,555	$3,137,215	$—	$12,853,604	$2,605,610	$—	$3,848,246	$4,727,886	$94.20	$110.98	$137.1	$480.4
2021	$—	$3,481,565	$7,419,865	$—	$3,164,293	$1,039,387	$1,371,338	$(383,173)	$79.96	$105.01	$108.6	$343.6
2020	$—	$—	$3,260,946	$—	$—	$15,980,691	$1,210,320	$5,165,880	$77.04	$142.20	$(207.0)	$(92.5)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For each fiscal year, represents the amount reported for our CEO and average amount reported for our non-CEO NEOs from the Total column of the 2023 Summary Compensation Table ("SCT"). Our NEOs for each fiscal year presented above is as follows:

Fiscal Year	PEO	Non-PEO NEOs
2023	Chris Morris	Michael Quartieri, John Mulleady, Megan Tobin, Tony Wehner
2022	Kevin Sheehan and Chris Morris	Michael Quartieri, John Mulleady, Antonio Bautista, Tony Wehner
2021	Brian Jenkins and Kevin Sheehan	Michael Quartieri, Margo Manning, John Mulleady, Robert Edmund and Scott Bowman
2020	Brian Jenkins	Scott Bowman, John Mulleady, Robert Edmund and Margo Manning

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative total shareholder return ("TSR") of i) the Company and ii) the S&P 600 Hotels Restaurants and Leisure index ("Peer Group"), of which our stock was a member during fiscal 2023, assuming an initial investment of $100 at the beginning of the first period presented (Fiscal 2020).
Adjustment To PEO Compensation, Footnote	In accordance with SEC rules, the following adjustments were made to determine the “compensation actually paid” ("CAP") to each person who served as our PEO during fiscal years 2023, 2022, 2021, and 2020, which consisted solely of adjustments to the PEOs’ equity awards

	Fiscal 2023	Fiscal 2022		Fiscal 2021		Fiscal 2020
	Chris Morris	Chris Morris	Kevin Sheehan	Kevin Sheehan	Brian Jenkins	Brian Jenkins
2023 Summary Compensation Table - Total Compensation	$2,298,273	$12,783,555	$3,137,215	$3,481,565	$7,419,865	$3,260,946
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	—	(11,390,302)	(2,000,000)	(2,990,027)	(2,796,975)	(2,539,146)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	2,336,603	11,460,351	1,878,074	2,672,755	1,151,254	15,258,891
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	2,657,540	—	—	—	—	—
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—	112,345	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(13,028)	—	(409,679)	—	(4,847,102)	—
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	—	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—	—	—	—	—
Total Adjustments (subtotal)	$4,981,115	$70,049	$(531,605)	$(317,272)	$(6,380,478)	$12,719,745
Compensation Actual Paid	$7,279,388	$12,853,604	$2,605,610	$3,164,293	$1,039,387	$15,980,691

Non-PEO NEO Average Total Compensation Amount	$ 1,076,444	$ 3,848,246	$ 1,371,338	$ 1,210,320
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,113,379	4,727,886	(383,173)	5,165,880
Adjustment to Non-PEO NEO Compensation Footnote
In accordance with SEC rules, the following adjustments were made to determine the “compensation actually paid” on average to our non-PEO NEOs during fiscal years 2023, 2022, 2021, and 2020, which consisted solely of adjustments to the non-PEO NEOs’ equity awards:

	Fiscal 2023	Fiscal 2022	Fiscal 2021	Fiscal 2020
2023 Summary Compensation Table - Total Compensation	$1,076,444	$3,848,246	$1,371,338	$1,210,320
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(799,683)	(2,733,646)	(673,092)	(789,620)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	1,183,154	3,432,457	406,422	4,745,180
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	732,797	87,470	(642,822)	—
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—	(216,275)	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(79,333)	93,359	(628,744)	—
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—	—	—
Total Adjustments (subtotal)	$1,036,935	$879,640	$(1,754,511)	$3,955,560
Compensation Actual Paid	$2,113,379	$4,727,886	$(383,173)	$5,165,880

Compensation Actually Paid vs. Total Shareholder Return
The following graph reflects the relationship between PEO and average Non-PEO NEO compensation actually paid versus the Company's cumulative TSR and the Company's Peer Group TSR, assuming an initial investment of $100, for fiscal years 2020, 2021, 2022 and 2023:

Compensation Actually Paid vs. Net Income
The following graph reflects the relationship between PEO and average Non-PEO NEO compensation actually paid versus the Company's net income (loss) and Adjusted EBITDA for fiscal years 2020, 2021, 2022 and 2023:

Compensation Actually Paid vs. Company Selected Measure
The following graph reflects the relationship between PEO and average Non-PEO NEO compensation actually paid versus the Company's net income (loss) and Adjusted EBITDA for fiscal years 2020, 2021, 2022 and 2023:

Total Shareholder Return Amount	$ 124.98	94.20	79.96	77.04
Peer Group Total Shareholder Return Amount	114.30	110.98	105.01	142.20
Net Income (Loss)	$ 126,900,000	$ 137,100,000	$ 108,600,000	$ (207,000,000.0)
Company Selected Measure Amount	555,600,000	480,400,000	343,600,000	(92,500,000)
Measure:: 1
Pay vs Performance Disclosure
Name	TSR/Company Share Price
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The Company has determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2023. Adjusted EBITDA is a non-GAAP financial measure. See our Annual Report on Form 10-K for a reconciliation of Net Income to Adjusted EBITDA.
Measure:: 3
Pay vs Performance Disclosure
Name	Enterprise ROIC
Morris [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,298,273	$ 12,783,555	$ 0	$ 0
PEO Actually Paid Compensation Amount	7,279,388	12,853,604	0	0
Sheehan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	3,137,215	3,481,565	0
PEO Actually Paid Compensation Amount	0	2,605,610	3,164,293	0
Jenkins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	7,419,865	3,260,946
PEO Actually Paid Compensation Amount	0	0	1,039,387	15,980,691
PEO | Morris [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(11,390,302)
PEO | Morris [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,981,115	70,049
PEO | Morris [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,336,603	11,460,351
PEO | Morris [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,657,540	0
PEO | Morris [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Morris [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,028)	0
PEO | Morris [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Morris [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Sheehan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,000,000)	(2,990,027)
PEO | Sheehan [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(531,605)	(317,272)
PEO | Sheehan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,878,074	2,672,755
PEO | Sheehan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Sheehan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Sheehan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(409,679)	0
PEO | Sheehan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Sheehan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Jenkins [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,796,975)	(2,539,146)
PEO | Jenkins [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,380,478)	12,719,745
PEO | Jenkins [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,151,254	15,258,891
PEO | Jenkins [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Jenkins [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			112,345	0
PEO | Jenkins [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,847,102)	0
PEO | Jenkins [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Jenkins [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(799,683)	(2,733,646)	(673,092)	(789,620)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,036,935	879,640	(1,754,511)	3,955,560
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,183,154	3,432,457	406,422	4,745,180
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	732,797	87,470	(642,822)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(216,275)	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,333)	93,359	(628,744)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0